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                             Janus Investment Fund
                   Supplement Dated November 12, 2003 to the
            Currently Effective Statements of Additional Information

The "Trustees and Officers" section of the Statement of Additional Information is supplemented as follows:

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                                                             OFFICERS
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                                                      TERM OF OFFICE*
 NAME, AGE AND                                        AND LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 ADDRESS                POSITIONS HELD WITH FUNDS     TIME SERVED        PAST FIVE YEARS
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
 Anita E. Falicia     Vice President, Treasurer and   10/02-Present      Vice President of Investment Accounting of Janus Capital.
 100 Fillmore Street  Principal Accounting Officer                       Formerly, Assistant Vice President (2000-2002) of
 Denver, CO 80206                                                        Investment Accounting of Janus Capital or Janus Capital
 Age 35               Chief Financial Officer         10/02-11/03        Corporation; Director (1999-2000) of Investment Accounting
                                                                         of Janus Capital Corporation; and Director (1997-1999) of
                                                                         Fund Accounting of Janus Capital Corporation.
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 Girard C. Miller     President and Chief             11/03-Present      Executive Vice President and Chief Operating Officer of
 100 Fillmore Street  Executive Officer                                  Janus Capital Group Inc. and Janus Capital. Formerly,
 Denver, CO 80206                                                        President and Chief Executive Officer of ICMA Retirement
 Age 52                                                                  Corporation (1993-2003).
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 Loren M. Starr       Vice President and Chief        11/03-Present      Senior Vice President and Chief Financial Officer of Janus
 100 Fillmore Street  Financial Officer                                  Capital Group Inc. and Janus Capital; Vice President and
 Denver, CO 80206                                                        Chief Financial Officer of Janus Services LLC, Janus
 Age 42               President and Chief             09/02-11/03        Distributors LLC, Janus Capital International LLC and
                      Executive Officer                                  Janus Institutional Services LLC; Vice President,
                                                                         Treasurer, Chief Financial Officer and Director of Janus
                                                                         International Limited; Director of Janus Capital Trust
                                                                         Manager Limited, Janus World Principal Protected Funds,
                                                                         Janus International (Asia) Limited and Janus World Funds,
                                                                         and Board member of Janus Global Funds SPC. Formerly,
                                                                         Interim Director of Janus Capital (2002-2003); Vice
                                                                         President of Finance, Treasurer and Chief Financial
                                                                         Officer (2001-2002) for Janus International Holding, Inc.;
                                                                         Managing Director, Treasurer and Head of Corporate Finance
                                                                         and Reporting (1998-2001) for Putnam Investments; and
                                                                         Senior Vice President of Financial Planning and Analysis
                                                                         (1996-1998) for Lehman Brothers, Inc.
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

* Officers are elected annually by the Trustees for a one-year term.